FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Marketable securities:	$ 165,695	$ 563,997
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total Assets	400,672	490,321
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Treasury and government agency money market funds
Assets:
Cash equivalents:	321,314	275,108
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury securities
Assets:
Marketable securities:		199,899
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Marketable equity security
Assets:
Marketable securities:	4,667	15,314
Fair value on a recurring basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Long-term marketable equity securities
Assets:
Long-term investments:	74,691
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	403,720	684,017
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Commercial paper
Assets:
Cash equivalents:	237,942	309,183
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Time deposits
Assets:
Cash equivalents:	4,750	26,050
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | Corporate debt securities
Assets:
Marketable securities:	48,705	238,163
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2) | States of the U.S. and state political subdivisions
Assets:
Marketable securities:	112,323	110,621
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Total Assets	5,870	13,100
Liabilities:
Contingent consideration arrangement	(10,000)
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3) | Auction rate securities
Assets:
Long-term investments:	5,870	13,100
Fair value on a recurring basis | Total Fair Value Measurements
Assets:
Total Assets	810,262	1,187,438
Liabilities:
Contingent consideration arrangement	(10,000)
Fair value on a recurring basis | Total Fair Value Measurements | Treasury and government agency money market funds
Assets:
Cash equivalents:	321,314	275,108
Fair value on a recurring basis | Total Fair Value Measurements | Commercial paper
Assets:
Cash equivalents:	237,942	309,183
Fair value on a recurring basis | Total Fair Value Measurements | Time deposits
Assets:
Cash equivalents:	4,750	26,050
Fair value on a recurring basis | Total Fair Value Measurements | Corporate debt securities
Assets:
Marketable securities:	48,705	238,163
Fair value on a recurring basis | Total Fair Value Measurements | States of the U.S. and state political subdivisions
Assets:
Marketable securities:	112,323	110,621
Fair value on a recurring basis | Total Fair Value Measurements | U.S. Treasury securities
Assets:
Marketable securities:		199,899
Fair value on a recurring basis | Total Fair Value Measurements | Marketable equity security
Assets:
Marketable securities:	4,667	15,314
Fair value on a recurring basis | Total Fair Value Measurements | Auction rate securities
Assets:
Long-term investments:	5,870	13,100
Fair value on a recurring basis | Total Fair Value Measurements | Long-term marketable equity securities
Assets:
Long-term investments:	$ 74,691